RELATED PARTY TRANSACTIONS - Fair value of the embedded derivative liability May 10, 2012 (Details) (USD $)	Sep. 30, 2012	May 10, 2012
Debt Disclosure [Abstract]
Fair Value	$ 62,753	$ 51,282
Term	8 months	12 months
Assumed Conversion Price		0.00195
Market Price on Grant Date		0.0032
Volatility Percentage	158	152
Risk-free Rate	0.14	0.09